Investment securities (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Due within 1 year Amortized Cost	$ 18,960
After 1 year but within 5 years Amortized Cost	15,153
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount	34,113
Held-to-maturity Securities, Debt Maturities, Next Twelve Months, Fair Value	19,014
Held-to-maturity Securities, Debt Maturities, Year Two Through Five, Fair Value	15,135
Held-to-maturity Securities, Debt Maturities, Fair Value	$ 34,149	$ 26,637